SHORT TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Short-term and long-term debt	SHORT TERM AND LONG-TERM DEBT

(in thousands of $)	June 30,	December 31,
	2023	2022
U.S. dollar denominated floating rate debt
$629 Million Facility	—	467,865
Flex Amber Sale and Leaseback	—	139,022
$320 Million Sale and Leaseback	296,625	305,974
$125 million tranche under the $375 Million Facility	108,412	119,475
Flex Resolute $150 Million Facility	146,054	150,000
Flex Enterprise $150 Million Facility	142,631	147,542
Flex Rainbow $180 Million Sale and Leaseback	178,345	—
$330 Million Sale and Leaseback	321,500	—
$140 million term tranche under the $290 Million Facility	136,367	—
Total U.S. dollar floating rate debt	1,329,934	1,329,878

U.S. dollar denominated fixed rate debt

Flex Volunteer Sale and Leaseback	149,404	152,801
Total U.S. dollar denominated fixed rate debt	149,404	152,801

U.S. dollar denominated revolving credit facilities

$150 million revolving tranche under the $290 Million Facility	150,000	—
$250 million revolving tranche under the $375 Million Facility	250,000	250,000
Total U.S. dollar denominated revolving credit facilities	400,000	250,000

Total debt	1,879,338	1,732,679

Less
Current portion of debt	(105,795)	(99,706)
Long-term portion of debt issuance costs	(13,088)	(13,749)
Long-term debt	1,760,455	1,619,224
As of June 30, 2023, the Company's only capital commitments relate to long-term debt obligations, summarized below;

(figures in thousands of $)
	Sale & Leaseback	Period repayment	Balloon repayment	Total
1 year	51,434	54,361	—	105,795
2 years	52,099	54,361	—	106,460
3 years	52,814	54,361	—	107,175
4 years	53,558	54,361	—	107,919
5 years	54,360	52,198	250,000	356,558
Thereafter	681,609	21,036	392,786	1,095,431
Total	945,874	290,678	642,786	1,879,338

Flex Amber Sale and Leaseback

In January 2023, the Company exercised its option to repurchase the vessel Flex Amber and paid the fully amount outstanding under the facility of $136.9 million. The vessel was subsequently refinanced under the $330 Million Sale and Leaseback, as further described below.
$375 Million Facility

In February 2023, we completed an asset swap under the $375 Million Facility, which replaced Flex Rainbow with Flex Aurora. In connection with the asset swap, we prepaid the full amount outstanding under the Flex Aurora tranches of the $629 Million Facility.

Flex Rainbow Sale and Leaseback
In March 2023, the Company completed a sale and leaseback agreement with an Asian-based lease provider for the vessel, Flex Rainbow. Under the terms of the agreement, the vessel was sold for a consideration of $180.0 million, with a bareboat charter of 9.9 years. The bareboat rate payable under the lease has a fixed element considered a principal repayment and a variable element considered interest, which is calculated on term SOFR plus a margin. The Company has the options to terminate the lease and repurchase the vessel at fixed price in the first quarter 2028, in the first quarter 2030 and at the end of the charter in the first quarter 2033. The facility includes various financial covenants, the most stringent of which are further described below.

As of June 30, 2023, the net outstanding balance under the facility was $175.6 million, after deducting for debt issuance costs.

$330 Million Sale and Leaseback
In January 2023, the Company signed sale and leaseback agreements with an Asian-based lease provider for Flex Amber and Flex Artemis to re-finance their existing facilities. Under the terms of the agreements, the vessels were sold for a gross consideration, equivalent to the market value of each vessel at the time, and net consideration of $170.0 million for the Flex Amber and $160.0 million for the Flex Artemis, adjusted for an advance hire per vessel. The agreements have a lease period of 10 years and the Company has the option to extend for an additional 2 years. The bareboat rate payable under the leases have a fixed element, treated as principal repayment, and a variable element based on term SOFR plus a margin of 215 basis points per annum calculated on the outstanding under the lease. The agreements include fixed price purchase options, whereby we have options to re-purchase the vessels at or after the third anniversary of the agreement, and on each anniversary thereafter, until the end of the lease period. In February 2023, the transactions were completed and in connection with this, the Company prepaid the full amount outstanding under the Flex Artemis tranches of $629 Million Facility and the Flex Amber Sale and Leaseback.

As of June 30, 2023, the net outstanding balance under the facility was $318.6 million, after deducting for debt issuance costs.

$290 Million Facility
In March 2023, the Company completed a $290 million term and revolving credit facility for the vessels Flex Freedom and Flex Vigilant to re-finance their remaining tranches of the $629 million Facility. The facility has an interest of SOFR plus a margin of 185 basis points per annum. The facility is split into a term tranche of $140.0 million and a revolving tranche of $150.0 million. The facility has a duration of six years, with the revolving tranche being non-amortizing and the term tranche amortizing reflecting an overall age adjusted profile of 22 years. In connection with this agreement, the Company prepaid the full amount outstanding under the $629 Million Facility. The facility includes various financial covenants, the most stringent of which are further described below.

As at June 30, 2023, the net outstanding balance under the term tranche of the $290 Million Facility was $136.4 million and the revolving tranche of $150.0 million was fully drawn.

Loan covenants
Certain of our financing agreements discussed above, have, amongst other things, the following financial and vessel covenants, as amended or waived, which are tested quarterly, the most stringent of which require us (on a consolidated basis) to maintain:

• a book equity ratio of minimum of 0.20 to 1.0;

• a positive working capital;

• minimum liquidity, including undrawn credit lines with a remaining term of at least six months, being the higher of:
(i) $25 million; and (ii) an amount equal to five percent (5%) of our total interest bearing financial indebtedness net of any cash and cash equivalents; and

•collateral maintenance test, ensuring that the aggregate value of the vessels making up the facility in question exceeds the aggregate value of the debt commitment outstanding.

As of June 30, 2023, all financial covenants have been met accordingly.